Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Cash, uninsured amount	$ 532,000	$ 178,485
Cash, fdic insured amount	$ 249,000	$ 178,485
Accounts Receivable [Member]
Concentration risk, percentage	10.00%	10.00%